CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE
License revenue	$ 35,160	$ 50,000	$ 65,402
Collaboration revenue	249,804	66,677	0
Other revenue	179	328	3,424
Total revenue	285,143	117,005	68,826
Collaboration cost of revenue	(144,214)	(65,363)	0
Other income and gains	58,126	12,049	3,059
Research and development expenses	(382,218)	(335,648)	(313,346)
Administrative expenses	(106,769)	(80,631)	(46,961)
Selling and distribution expenses	(94,158)	(93,417)	(102,542)
Other expenses	(28,484)	(9,823)	(9,132)
Fair value (loss)/gain of warrant liability	(85,750)	20,900	(6,200)
Finance costs	(21,794)	(10,796)	(900)
LOSS BEFORE TAX	(520,118)	(445,724)	(407,196)
Income tax benefit/(expense)	1,864	(625)	3,614
LOSS FOR THE YEAR	(518,254)	(446,349)	(403,582)
Attributable to:
Ordinary equity holders of the parent	$ (518,254)	$ (446,349)	$ (403,582)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (1.47)	$ (1.40)	$ (1.43)
Diluted (in dollars per share)	$ (1.47)	$ (1.40)	$ (1.43)
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	$ 29,633	$ 9,807	$ 5,215
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	29,633	9,807	5,215
OTHER COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	29,633	9,807	5,215
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(488,621)	(436,542)	(398,367)
Attributable to:
Ordinary equity holders of the parent	$ (488,621)	$ (436,542)	$ (398,367)